Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Finance Income And Costs [Line Items]
Finance income	£ 54	£ 88	£ 127
Finance costs	(1,167)	(1,157)	(1,009)
Finance income and costs	(1,113)	(1,069)	(882)
Before exceptional items and remeasurements
Finance Income And Costs [Line Items]
Bank deposits and other financial assets	48	54	54
Dividends received on equities held at fair value through other comprehensive income	2	2	0
Gains on disposal of available-for-sale investments	0	0	73
Other income	20	17	0
Finance income	70	73	127
Net interest on pensions and other post-retirement benefit obligations	(23)	(22)	(65)
Bank loans and overdrafts	(73)	(72)	(87)
Other borrowings¹	(997)	(970)	(1,030)
Interest expense on financial liabilities held at fair value through profit and loss	(22)	(20)	0
Derivatives	(39)	(43)	12
Unwinding of discount on provisions	(77)	(74)	(75)
Other interest	(10)	0	(11)
Less: interest capitalised	122	135	128
Finance costs	£ (1,119)	£ (1,066)	£ (1,128)
Capitalisation rate of borrowing costs eligible for capitalisation	3.60%	3.90%	4.10%
Tax relief on capitalised interest	£ 15	£ 19	£ 20
Remeasurements
Finance Income And Costs [Line Items]
Finance income	(16)	15	0
Finance costs	(48)	(91)	119
Net (losses)/gains on financial assets at fair value through profit and loss	(16)	15	0
Net losses on financial liabilities held at fair value through profit and loss	(49)	(51)	0
Derivatives designated as hedges for hedge accounting	(13)	(37)	49
Derivatives not designated as hedges for hedge accounting	14	(3)	70
Finance income and costs	(64)	(76)	119
Net foreign exchange gain (loss) on financing activities	£ 66	£ 264	£ 314